SHARE-BASED COMPENSATION - Narratives (Details)										1 Months Ended	12 Months Ended
	Dec. 23, 2016 ¥ / shares shares	Aug. 26, 2016 individual ¥ / shares shares	Jun. 22, 2016 individual ¥ / shares shares	Aug. 01, 2015 individual ¥ / shares shares	May 28, 2015 individual ¥ / shares shares	May 22, 2014 individual ¥ / shares shares	May 31, 2013 individual ¥ / shares shares	May 15, 2013 $ / shares shares	Jun. 21, 2012 individual ¥ / shares shares	Apr. 30, 2011 employee individual shares	Mar. 31, 2017 ¥ / shares shares
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares											225,000
Exercise price (in yen or USD per share) | ¥ / shares											¥ 1,047
5th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares										800,000
Number of grantees to whom award is granted										1
Vesting period										3 years
Options exercisable period										3 years
5th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | employee										5
6th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares									160,000
Exercise price (in yen or USD per share) | ¥ / shares									¥ 810
Vesting period									3 years
Options exercisable period									3 years
6th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted									2
6th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted									12
6th series Stock Option Grant | Statutory auditors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted									2
6th series Stock Option Grant | External advisors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted									6
7th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares							300,000
Exercise price (in yen or USD per share) | ¥ / shares							¥ 469
Vesting period							3 years
Options exercisable period							3 years
7th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted							5
7th series Stock Option Grant | Employees (other than employees of subsidiaries)
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted							17
7th series Stock Option Grant | Employees of subsidiaries
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted							25
8th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares								88,000
Exercise price (in yen or USD per share) | $ / shares								$ 5.03
9th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares						200,000
Exercise price (in yen or USD per share) | ¥ / shares						¥ 489
Vesting period						3 years
Options exercisable period						3 years
9th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted						5
9th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted						19
11th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares					200,000
Exercise price (in yen or USD per share) | ¥ / shares					¥ 1,029
Vesting period					3 years
Options exercisable period					3 years
11th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted					6
11th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted					38
12th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares				60,000
Exercise price (in yen or USD per share) | ¥ / shares				¥ 930
Vesting period				3 years
Options exercisable period				3 years
12th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted				12
13th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares			140,000
Exercise price (in yen or USD per share) | ¥ / shares			¥ 1,181
Vesting period			3 years
Options exercisable period			3 years
13th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted			45
14th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares		70,000
Exercise price (in yen or USD per share) | ¥ / shares		¥ 809
Vesting period		3 years
Options exercisable period		3 years
14th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted		34
15th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares	15,000
Exercise price (in yen or USD per share) | ¥ / shares	¥ 901
Vesting period	3 years
Options exercisable period	3 years